Portfolio of Investments
Touchstone Flexible Income Fund – June 30, 2023 (Unaudited)
Principal Amount		Market Value
	Agency Collateralized Mortgage Obligations — 23.2%
$ 47,149,257	FHLMC Multifamily Structured Pass Through Certificates, Ser K109, Class X1, 1.697%, 4/25/30(A)(B)(C)	$ 3,904,322
34,428,394	FHLMC Multifamily Structured Pass Through Certificates, Ser K110, Class X1, 1.813%, 4/25/30(A)(B)(C)	2,998,520
7,005,157	FHLMC Multifamily Structured Pass Through Certificates, Ser K110, Class X3, 3.521%, 6/25/48(A)(B)(C)	1,227,404
28,800,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K110, Class XAM, 1.985%, 4/25/30(A)(B)(C)	2,952,109
34,609,338	FHLMC Multifamily Structured Pass Through Certificates, Ser K111, Class X1, 1.680%, 5/25/30(A)(B)(C)	2,908,510
19,436,545	FHLMC Multifamily Structured Pass Through Certificates, Ser K111, Class X3, 3.287%, 4/25/48(A)(B)(C)	3,242,665
35,663,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K111, Class XAM, 1.907%, 5/25/30(A)(B)(C)	3,618,001
66,696,253	FHLMC Multifamily Structured Pass Through Certificates, Ser K112, Class X1, 1.537%, 5/25/30(A)(B)(C)	5,175,476
15,300,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K112, Class X3, 3.108%, 7/25/48(A)(B)(C)	2,431,624
10,630,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K112, Class XAM, 1.769%, 5/25/30(A)(B)(C)	1,002,531
10,743,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K113, Class XAM, 1.688%, 6/25/30(A)(B)(C)	965,348
19,500,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K114, Class X3, 2.830%, 8/25/48(A)(B)(C)	2,787,531
21,702,896	FHLMC Multifamily Structured Pass Through Certificates, Ser K115, Class X3, 3.060%, 9/25/48(A)(B)(C)	3,384,651
26,000,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K116, Class X3, 3.125%, 9/25/47(A)(B)(C)	4,195,201
39,700,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K117, Class XAM, 1.532%, 9/25/30(A)(B)(C)	3,316,125
24,368,853	FHLMC Multifamily Structured Pass Through Certificates, Ser K118, Class X3, 2.786%, 10/25/48(A)(B)(C)	3,530,221
4,900,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K119, Class X3, 2.822%, 9/25/48(A)(B)(C)	726,504
11,576,808	FHLMC Multifamily Structured Pass Through Certificates, Ser K120, Class X3, 2.835%, 11/25/48(A)(B)(C)	1,694,943
16,073,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K121, Class X3, 2.867%, 11/25/48(A)(B)(C)	2,434,455
9,700,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K122, Class X3, 2.722%, 1/25/49(A)(B)(C)	1,376,252
7,569,056	FHLMC Multifamily Structured Pass Through Certificates, Ser K123, Class X3, 2.718%, 2/25/49(A)(B)(C)	1,100,595
Principal Amount		Market Value
	Agency Collateralized Mortgage Obligations — 23.2% (Continued)
$ 9,255,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K124, Class X3, 2.711%, 2/25/49(A)(B)(C)	$ 1,331,725
16,150,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K125, Class X3, 2.745%, 2/25/49(A)(B)(C)	2,358,157
38,058,448	FHLMC Multifamily Structured Pass Through Certificates, Ser K127, Class X3, 2.745%, 3/25/49(A)(B)(C)	5,638,039
18,230,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K128, Class X3, 2.877%, 4/25/31(A)(B)(C)	2,836,409
10,595,456	FHLMC Multifamily Structured Pass Through Certificates, Ser K130, Class X3, 3.203%, 8/25/48(A)(B)(C)	1,937,618
41,864,611	FHLMC Multifamily Structured Pass Through Certificates, Ser K130, Class XAM, 1.321%, 7/25/31(A)(B)(C)	3,335,822
10,451,281	FHLMC Multifamily Structured Pass Through Certificates, Ser K131, Class X3, 3.048%, 9/25/31(A)(B)(C)	1,821,552
29,501,666	FHLMC Multifamily Structured Pass Through Certificates, Ser K132, Class X3, 2.987%, 8/25/31(A)(B)(C)	5,078,257
9,413,138	FHLMC Multifamily Structured Pass Through Certificates, Ser K134, Class X3, 2.752%, 10/25/49(A)(B)(C)	1,507,649
219,585,593	FHLMC Multifamily Structured Pass Through Certificates, Ser K136, Class X1, 0.495%, 12/25/31(A)(B)(C)	5,298,227
21,000,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K136, Class X3, 2.923%, 12/25/31(A)(B)(C)	3,615,016
96,839,687	FHLMC Multifamily Structured Pass Through Certificates, Ser K136, Class XAM, 0.665%, 12/25/31(A)(B)(C)	3,702,346
19,801,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K137, Class X3, 2.978%, 1/25/49(A)(B)(C)	3,469,345
31,585,759	FHLMC Multifamily Structured Pass Through Certificates, Ser K139, Class X3, 3.140%, 2/25/49(A)(B)(C)	5,897,579
97,300,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K139, Class XAM, 0.871%, 2/25/32(A)(B)(C)	5,210,833
31,370,856	FHLMC Multifamily Structured Pass Through Certificates, Ser K140, Class X3, 3.046%, 3/25/49(A)(B)(C)	5,665,087
10,400,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K143, Class X3, 3.248%, 4/25/50(A)(B)(C)	2,005,442
5,835,659	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1515, Class X3, 3.805%, 3/25/38(A)(B)(C)	1,587,729
18,435,033	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1516, Class X3, 3.575%, 10/25/38(A)(B)(C)	4,764,178
34,233,437	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1517, Class X1, 1.436%, 7/25/35(A)(B)(C)	3,675,901
52,485,811	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1517, Class X3, 3.397%, 8/25/38(A)(B)(C)	12,549,294

Touchstone Flexible Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Agency Collateralized Mortgage Obligations — 23.2% (Continued)
$ 11,201,391	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1519, Class X3, 2.897%, 12/25/38(A)(B)(C)	$ 2,500,269
54,836,998	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1520, Class X1, 0.578%, 2/25/36(A)(B)(C)	2,175,938
5,000,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1520, Class X3, 3.199%, 4/25/39(A)(B)(C)	1,231,600
53,871,063	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1521, Class X1, 1.095%, 8/25/36(A)(B)(C)	4,542,769
15,100,238	FHLMC Multifamily Structured Pass Through Certificates, Ser K739, Class X3, 2.903%, 11/25/48(A)(B)(C)	1,442,586
16,196,664	FHLMC Multifamily Structured Pass Through Certificates, Ser K741, Class X3, 2.532%, 3/25/49(A)(B)(C)	1,418,258
16,000,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K742, Class X3, 2.685%, 4/25/28(A)(B)(C)	1,574,850
9,500,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K743, Class X3, 3.056%, 6/25/49(A)(B)(C)	1,093,961
39,018,396	FHLMC Multifamily Structured Pass Through Certificates, Ser K744, Class X3, 3.069%, 8/25/49(A)(B)(C)	4,707,952
47,774,075	FHLMC Multifamily Structured Pass Through Certificates, Ser K745, Class X3, 2.766%, 9/25/49(A)(B)(C)	5,347,223
146,903,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K745, Class XAM, 1.103%, 9/25/28(A)(B)(C)	6,448,351
155,000,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K746, Class XAM, 0.674%, 10/25/28(A)(B)(C)	4,082,607
52,159,495	FHLMC Multifamily Structured Pass Through Certificates, Ser K747, Class X3, 2.638%, 12/25/49(A)(B)(C)	5,801,633
19,560,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K751, Class X3, 5.007%, 3/25/56(A)(B)(C)	4,765,988
30,183,107	FRESB Mortgage Trust, Ser 2020-SB79, Class X1, 1.193%, 7/25/40(A)(B)(C)	1,135,962
74,701,997	FRESB Mortgage Trust, Ser 2020-SB81, Class X1, 1.147%, 10/25/40(A)(B)(C)	3,234,268
35,092,580	FRESB Mortgage Trust, Ser 2021-SB82, Class X1, 1.175%, 10/25/40(A)(B)(C)	1,153,626
50,725,186	FRESB Mortgage Trust, Ser 2021-SB83, Class X1, 0.972%, 1/25/41(A)(B)(C)	1,665,080
28,609,019	FRESB Mortgage Trust, Ser 2021-SB84, Class X1, 0.608%, 1/25/41(A)(B)(C)	640,642
69,081,158	FRESB Mortgage Trust, Ser 2021-SB85, Class X1, 0.494%, 3/25/41(A)(B)(C)	1,511,876
81,502,071	FRESB Mortgage Trust, Ser 2021-SB87, Class X1, 0.754%, 4/25/41(A)(B)(C)	2,282,580
82,164,326	FRESB Mortgage Trust, Ser 2021-SB88, Class X1, 0.820%, 5/25/41(A)(B)(C)	2,568,416
129,628,504	FRESB Mortgage Trust, Ser 2022-SB94, Class X1, 0.158%, 11/25/41(A)(B)(C)	1,818,856
132,141,984	FRESB Multifamily Structured Pass Through Certificates, Ser 2021-SB86, Class X1, 0.433%, 3/25/41(A)(B)(C)	2,685,350
Principal Amount		Market Value
	Agency Collateralized Mortgage Obligations — 23.2% (Continued)
$ 62,506,360	FRESB Multifamily Structured Pass Through Certificates, Ser 2021-SB89, Class X1, 0.693%, 6/25/41(A)(B)(C)	$ 1,602,844
3,801,971	GNMA, Ser 2012-147, Class IO, 0.548%, 4/16/54(A)(B)(C)	47,781
9,342,726	GNMA, Ser 2016-110, Class IO, 0.920%, 5/16/58(A)(B)(C)	369,041
19,751,682	GNMA, Ser 2016-158, Class IO, 0.757%, 6/16/58(A)(B)(C)	660,326
12,267,374	GNMA, Ser 2016-52, Class IO, 0.765%, 3/16/58(A)(B)(C)	397,467
15,116,325	GNMA, Ser 2017-76, Class IO, 0.791%, 12/16/56(A)(B)(C)	618,107
15,712,157	GNMA, Ser 2017-94, Class IO, 0.588%, 2/16/59(A)(B)(C)	517,167
	Total Agency Collateralized Mortgage Obligations	$208,302,567
	Corporate Bonds — 21.9%
	Financials — 9.6%
6,600,000	Ally Financial, Inc., Ser B, 4.700%(D)	4,653,000
16,895,000	Ally Financial, Inc., Ser C, 4.700%(D)	10,897,275
3,410,000	Bank of America Corp., 6.250%(D)	3,367,375
3,457,000	Bank of New York Mellon Corp. (The), Ser G, 4.700%(D)	3,357,611
20,570,000	Charles Schwab Corp. (The), Ser G, 5.375%(D)	19,659,160
3,382,000	Citigroup, Inc., 5.000%(D)	3,156,894
7,022,000	Citigroup, Inc., 7.375%(D)	6,970,426
4,581,000	Citigroup, Inc., Ser W, 4.000%(D)	3,911,029
6,683,000	Citizens Financial Group, Inc., Ser F, 5.650%(D)	5,863,052
6,740,000	JPMorgan Chase & Co., 3.220%, 3/1/25	6,606,343
8,338,000	Lincoln National Corp., Ser C, 9.250%(D)†	8,755,286
9,374,000	Regions Financial Corp., Ser D, 5.750%(D)	8,872,950
		86,070,401
	Utilities — 4.6%
15,719,000	Edison International, Ser A, 5.375%(D)	13,736,834
174,000	NextEra Energy Capital Holdings, Inc., 4.255%, 9/1/24	171,117
25,846,000	Sempra Energy, 4.875%(D)	24,038,544
3,373,000	System Energy Resources, Inc., 6.000%, 4/15/28	3,326,246
		41,272,741
	Energy — 4.0%
26,673,000	BP Capital Markets PLC (United Kingdom), 4.875%(D)	24,245,757
4,165,000	Enbridge, Inc. (Canada), 2.150%, 2/16/24	4,067,934
6,252,000	Energy Transfer LP, (3M LIBOR +3.018%), 8.317%, 11/1/66(B)	4,798,428
3,749,000	Energy Transfer LP, Ser G, 7.125%(D)	3,178,858
		36,290,977
	Consumer Discretionary — 2.4%
4,904,000	General Motors Financial Co., Inc., 6.050%, 10/10/25	4,916,540
13,008,000	NCL Corp. Ltd., 144a, 8.375%, 2/1/28	13,591,825
3,304,000	Warnermedia Holdings, Inc., 3.428%, 3/15/24	3,243,793
		21,752,158
	Industrials — 1.0%
9,898,000	Neptune Bidco US, Inc., 144a, 9.290%, 4/15/29	9,089,785
	Consumer Staples — 0.3%
3,724,000	Macy's Retail Holdings LLC, 4.300%, 2/15/43	2,250,961
	Information Technology — 0.0%
483,000	Micron Technology, Inc., 3.477%, 11/1/51	321,771
	Total Corporate Bonds	$197,048,794

Touchstone Flexible Income Fund (Unaudited) (Continued)
Shares		MarketValue
	Preferred Stocks — 6.5%
	Financials — 5.2%
642,006	AGNC Investment Corp. REIT, Ser F, 6.125%(D)	$ 13,475,706
401,079	Annaly Capital Management, Inc. REIT, Ser I, 6.750%(D)	9,405,302
265,794	Lincoln National Corp., Ser D, 9.000%(D)†	7,144,543
130,237	Reinsurance Group of America, Inc., 7.125%, 10/15/52	3,315,834
290,000	Rithm Capital Corp. REIT, Ser D, 7.000%(D)	6,063,900
132,349	Stifel Financial Corp., 5.200%, 10/15/47	3,010,940
190,828	Virtus Convertible & Income Fund, Ser A, 5.625%(D)†	4,106,618
		46,522,843
	Utilities — 1.0%
316,505	Brookfield Renewable Partners LP (Canada), Ser 17, 5.250%(D)	6,320,605
128,895	Entergy Louisiana LLC, 4.875%, 9/1/66	2,873,069
1,065	Entergy Mississippi LLC, 4.900%, 10/1/66	23,718
		9,217,392
	Energy — 0.3%
87,656	Enbridge, Inc. (Canada), Ser 5, 5.375%(D)	1,744,354
32,865	Enbridge, Inc. (Canada), Ser L, 5.858%(D)	632,323
		2,376,677
	Total Preferred Stocks	$58,116,912
	Investment Funds — 6.0%
241,449	Allspring Income Opportunities±	1,557,346
478,737	BlackRock Corporate High Yield Fund, Inc.±	4,270,334
67,704	BlackRock Credit Allocation Income Trust±	687,196
90,324	BlackRock Ltd. Duration Income Trust±†	1,163,373
212,549	BlackRock MuniHoldings Fund, Inc.±	2,471,945
582,627	BlackRock MuniVest Fund, Inc.±	3,921,080
246,273	BlackRock MuniYield Quality Fund III, Inc.±	2,694,227
248,385	Eaton Vance Municipal Bond Fund±	2,471,431
102,551	First Trust High Income Long/Short Fund±†	1,173,183
585,209	Invesco Municipal Opportunity Trust±	5,536,077
303,937	Invesco Municipal Trust±	2,866,126
475,228	Invesco Trust for Investment Grade Municipals±	4,614,464
777,500	Nuveen AMT-Free Quality Municipal Income Fund±	8,498,075
138,673	Nuveen Preferred & Income Opportunities Fund±	898,601
544,171	Nuveen Quality Municipal Income Fund±†	6,132,807
893,251	Western Asset High Income Opportunity Fund, Inc.±	3,376,489
122,046	Western Asset High Yield Defined Opportunity Fund, Inc.±	1,434,040
	Total Investment Funds	$53,766,794
Principal Amount
	Non-Agency Collateralized Mortgage Obligations — 2.3%
$ 53,151	Bear Stearns Asset Backed Securities Trust, Ser 2003-AC7, Class A2, 5.750%, 1/25/34(B)(C)	44,718
20,630,481	LSTAR Securities Investment Ltd., Ser 2023-1, Class A1, 144a, (SOFR +3.500%), 8.560%, 1/1/28(B)	20,473,993
4,678	Merrill Lynch Mortgage Investors Trust, Ser 2003-A1, Class 2A, (12M LIBOR +1.625%), 7.355%, 12/25/32(B)	4,451
94,087	Morgan Stanley Mortgage Loan Trust, Ser 2004-7AR, Class 2A6, 4.756%, 9/25/34(B)(C)	92,078
9,738	RALI Series Trust, Ser 2004-QS6, Class A1, 5.000%, 5/25/19	9,048
	Total Non-Agency Collateralized Mortgage Obligations	$20,624,288
	Asset-Backed Securities — 1.1%
1,350,000	B2R Mortgage Trust, Ser 2015-1, Class D, 144a, 4.831%, 5/15/48(B)(C)	1,308,059
Principal Amount		MarketValue
	Asset-Backed Securities — 1.1% (Continued)
$ 270,608	Carmax Auto Owner Trust, Ser 2021-1, Class A3, 0.340%, 12/15/25	$ 262,761
705,000	GLS Auto Receivables Issuer Trust, Ser 2021-2A, Class C, 144a, 1.080%, 6/15/26	684,862
180,337	Mid-State Capital Corp. Trust, Ser 2005-1, Class M2, 7.079%, 1/15/40	178,067
750,000	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2021-1A, Class B, 144a, (3M LIBOR +1.800%), 7.050%, 4/20/29(B)	739,826
3,000,000	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2021-1A, Class D, 144a, (3M LIBOR +6.000%), 11.250%, 4/20/29(B)	2,878,647
250,000	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2021-2A, Class B, 144a, (3M LIBOR +1.400%), 6.779%, 5/20/29(B)	243,620
426,034	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2021-3A, Class A1, 144a, (3M LIBOR +0.800%), 6.050%, 7/20/29(B)	422,932
1,250,000	Progress Residential Trust, Ser 2020-SFR2, Class D, 144a, 3.874%, 6/17/37	1,184,042
2,200,000	Progress Residential Trust, Ser 2021-SFR5, Class D, 144a, 2.109%, 7/17/38	1,902,015
84,912	Westlake Automobile Receivables Trust, Ser 2021-2A, Class A2A, 144a, 0.320%, 4/15/25	84,728
	Total Asset-Backed Securities	$9,889,559
	Commercial Mortgage-Backed Securities — 0.2%
29,499,442	BANK, Ser 2020-BN26, Class XA, 1.337%, 3/15/63(A)(B)(C)	1,717,366
	Short-Term U.S. Treasury Obligations — 23.0%
55,000,000	U.S. Treasury Bills, 4.963%, 10/26/23#	54,085,949
25,000,000	U.S. Treasury Bills, 5.014%, 11/9/23#	24,533,808
50,000,000	U.S. Treasury Bills, 5.024%, 11/2/23#	49,117,195
80,000,000	U.S. Treasury Bills, 5.435%, 11/30/23#	78,268,250
	Total Short-Term U.S. Treasury Obligations	$206,005,202
Shares
	Short-Term Investment Funds — 14.2%
117,953,253	Dreyfus Government Cash Management, Institutional Shares, 5.00%∞Ω	117,953,253
9,753,969	Invesco Government & Agency Portfolio, Institutional Class, 5.05%∞Ω**	9,753,969
	Total Short-Term Investment Funds	$127,707,222
	Total Short-Term Securities	$333,712,424
	Total Investment Securities—98.4% (Cost $961,432,552)	$883,178,704
	Other Assets in Excess of Liabilities — 1.6%	14,391,422
	Net Assets — 100.0%	$897,570,126
(A)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(B)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2023.
(C)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(D)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
±	Closed-end Fund.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2023 was $9,443,524.

Touchstone Flexible Income Fund (Unaudited) (Continued)
#	Zero coupon bond - Rate shown reflects effective yield to maturity at time of purchase.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2023.
Portfolio Abbreviations:
FHLMC – Federal Home Loan Mortgage Corporation
FRESB – Freddie Mac Multifamily Securitization Small Balance Loan
GNMA – Government National Mortgage Association
ICE – Intercontinental Exchange, Inc.
IO – Interest Only
LIBOR – London Interbank Offered Rate
LLC – Limited Liability Company
LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust
SOFR – Secured Overnight Financing Rate
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, these securities were valued at $52,604,334 or 5.9% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Assets:
Agency Collateralized Mortgage Obligations	$—	$208,302,567	$—	$208,302,567
Corporate Bonds	—	197,048,794	—	197,048,794
Preferred Stocks	56,372,558	1,744,354	—	58,116,912
Investment Funds	53,766,794	—	—	53,766,794
Non-Agency Collateralized Mortgage Obligations	—	20,624,288	—	20,624,288
Asset-Backed Securities	—	9,889,559	—	9,889,559
Commercial Mortgage-Backed Securities	—	1,717,366	—	1,717,366
Short-Term U.S. Treasury Obligations	—	206,005,202	—	206,005,202
Short-Term Investment Funds	127,707,222	—	—	127,707,222
Total Assets	$237,846,574	$645,332,130	$—	$883,178,704
Liabilities:
Other Financial Instruments
Swap Agreements
Credit contracts	$—	$(2,262,548)	$—	$(2,262,548)
Total Liabilities	$—	$(2,262,548)	$—	$(2,262,548)
Total	$237,846,574	$643,069,582	$—	$880,916,156

Touchstone Flexible Income Fund (Unaudited) (Continued)
Centrally Cleared Credit Default Swaps on Credit Indices(1)
Counterparty	Termination Date	Notional Amount(2)	Pay Fixed Rate	Clearinghouse	Underlying Bond	Value(3)	Premiums Paid/ (Received)	Unrealized Depreciation
Buy Protection:
Wells Fargo	12/20/27	$(69,300,000)	5.000%	ICE	Markit CDX North America High Yield Series 39 5Y Index	$(2,206,346)	$56,202	$(2,262,548)
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on the underlying bond serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Focused Fund – June 30, 2023 (Unaudited)
Shares		Market Value
	Common Stocks — 93.7%
	Information Technology — 23.1%
431,577	Apple, Inc.	$ 83,712,991
271,026	Microsoft Corp.	92,295,194
230,292	Oracle Corp.	27,425,474
123,309	Salesforce, Inc.*	26,050,259
114,131	Texas Instruments, Inc.	20,545,863
67,768	Workday, Inc. - Class A*	15,308,113
		265,337,894
	Health Care — 15.0%
136,341	AmerisourceBergen Corp.	26,236,099
204,834	BioMarin Pharmaceutical, Inc.*	17,755,011
269,126	Bristol-Myers Squibb Co.	17,210,608
86,671	HCA Healthcare, Inc.	26,302,915
191,981	Johnson & Johnson	31,776,695
228,400	Medtronic PLC	20,122,040
67,427	UnitedHealth Group, Inc.	32,408,113
		171,811,481
	Financials — 13.7%
748,902	Bank of America Corp.	21,485,998
150,861	Berkshire Hathaway, Inc. - Class B*	51,443,601
77,076	Goldman Sachs Group, Inc. (The)	24,860,093
35,430	LPL Financial Holdings, Inc.	7,703,545
13,475	Markel Group, Inc.*	18,638,351
134,732	PayPal Holdings, Inc.*	8,990,666
100,160	Visa, Inc. - Class A	23,785,997
		156,908,251
	Communication Services — 11.2%
425,758	Alphabet, Inc. - Class C*	51,503,945
415,250	Comcast Corp. - Class A	17,253,638
114,411	Fox Corp. - Class A	3,889,974
143,175	Meta Platforms, Inc. - Class A*	41,088,362
33,905	Netflix, Inc.*	14,934,813
		128,670,732
	Consumer Discretionary — 10.2%
88,487	Airbnb, Inc. - Class A*	11,340,494
72,279	Alibaba Group Holding Ltd. (China) ADR*	6,024,455
315,140	Amazon.com, Inc.*	41,081,650
206,190	Choice Hotels International, Inc.†	24,231,449
101,262	Cracker Barrel Old Country Store, Inc.	9,435,593
99,985	Floor & Decor Holdings, Inc. - Class A*	10,394,441
230,591	Frontdoor, Inc.*	7,355,853
48,188	Hilton Worldwide Holdings, Inc.	7,013,763
		116,877,698
	Industrials — 8.4%
134,971	Allegiant Travel Co.*	17,044,138
79,697	Boeing Co. (The)*	16,828,819
63,699	Hubbell, Inc.	21,120,041
219,215	Raytheon Technologies Corp.	21,474,301
183,412	SS&C Technologies Holdings, Inc.	11,114,767
100,327	Stanley Black & Decker, Inc.	9,401,643
		96,983,709
Shares		Market Value

	Consumer Staples — 6.1%
326,549	Coca-Cola Femsa SAB de CV (Mexico) ADR	$ 27,204,797
381,560	Monster Beverage Corp.*	21,916,806
213,062	Philip Morris International, Inc.	20,799,113
		69,920,716
	Energy — 2.3%
251,542	Exxon Mobil Corp.	26,977,879
	Real Estate — 2.3%
460,165	Americold Realty Trust, Inc. REIT	14,863,330
70,700	Jones Lang LaSalle, Inc.*	11,015,060
		25,878,390
	Materials — 1.4%
227,014	DuPont de Nemours, Inc.	16,217,880
	Total Common Stocks	$1,075,584,630
	Short-Term Investment Funds — 6.9%
73,634,370	Dreyfus Government Cash Management, Institutional Shares, 5.00%∞Ω	73,634,370
5,221,020	Invesco Government & Agency Portfolio, Institutional Class, 5.05%∞Ω**	5,221,020
	Total Short-Term Investment Funds	$78,855,390
	Total Investment Securities—100.6% (Cost $655,584,276)	$1,154,440,020
	Liabilities in Excess of Other Assets — (0.6%)	(7,085,019)
	Net Assets — 100.0%	$1,147,355,001
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2023 was $5,100,368.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2023.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,075,584,630	$—	$—	$1,075,584,630
Short-Term Investment Funds	78,855,390	—	—	78,855,390
Total	$1,154,440,020	$—	$—	$1,154,440,020
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Growth Opportunities Fund – June 30, 2023 (Unaudited)
Shares		Market Value
	Common Stocks — 98.1%
	Information Technology — 35.3%
63,596	Apple, Inc.	$ 12,335,716
35,084	Cisco Systems, Inc.	1,815,246
30,232	Fortinet, Inc.*	2,285,237
3,374	HubSpot, Inc.*	1,795,272
41,134	Marvell Technology, Inc.	2,458,990
29,232	Microsoft Corp.	9,954,665
13,402	NVIDIA Corp.	5,669,314
17,390	QUALCOMM, Inc.	2,070,106
13,793	Salesforce, Inc.*	2,913,909
6,163	ServiceNow, Inc.*	3,463,421
19,863	Splunk, Inc.*	2,107,266
11,607	Workday, Inc. - Class A*	2,621,905
		49,491,047
	Health Care — 14.9%
55,981	Alkermes PLC*	1,752,206
30,101	Ascendis Pharma A/S (Denmark) ADR*	2,686,514
4,185	Bio-Rad Laboratories, Inc. - Class A*	1,586,617
8,956	Eli Lilly & Co.	4,200,185
10,709	ICON PLC (Ireland)*	2,679,392
10,415	Masimo Corp.*	1,713,788
2,908	Thermo Fisher Scientific, Inc.	1,517,249
9,917	UnitedHealth Group, Inc.	4,766,507
		20,902,458
	Consumer Discretionary — 14.0%
62,185	Amazon.com, Inc.*	8,106,436
1,431	Chipotle Mexican Grill, Inc.*	3,060,909
9,778	Home Depot, Inc. (The)	3,037,438
3,585	Lululemon Athletica, Inc.*	1,356,922
43,041	MGM Resorts International	1,890,361
8,227	Tesla, Inc.*	2,153,582
		19,605,648
	Communication Services — 10.2%
87,103	Alphabet, Inc. - Class A*	10,426,229
13,211	Meta Platforms, Inc. - Class A*	3,791,293
		14,217,522
	Industrials — 9.5%
14,838	AMETEK, Inc.	2,401,975
19,775	Builders FirstSource, Inc.*	2,689,400
31,584	Ceridian HCM Holding, Inc.*	2,115,181
4,427	TransDigm Group, Inc.	3,958,491
10,162	Union Pacific Corp.	2,079,348
		13,244,395
	Financials — 6.8%
8,888	Arthur J Gallagher & Co.	1,951,538
20,025	Global Payments, Inc.	1,972,863
10,162	Progressive Corp. (The)	1,345,144
17,974	Visa, Inc. - Class A	4,268,466
		9,538,011
Shares		Market Value

	Consumer Staples — 4.0%
6,407	Costco Wholesale Corp.	$ 3,449,401
12,254	Diageo PLC (United Kingdom) ADR†	2,125,824
		5,575,225
	Energy — 1.2%
35,907	Devon Energy Corp.	1,735,744
	Materials — 1.2%
14,771	Celanese Corp.	1,710,482
	Real Estate — 1.0%
36,773	Spirit Realty Capital, Inc. REIT	1,448,121
	Total Common Stocks	$137,468,653
	Short-Term Investment Funds — 2.8%
3,036,380	Dreyfus Government Cash Management, Institutional Shares, 5.00%∞Ω	3,036,380
950,125	Invesco Government & Agency Portfolio, Institutional Class, 5.05%∞Ω**	950,125
	Total Short-Term Investment Funds	$3,986,505
	Total Investment Securities—100.9% (Cost $87,869,236)	$141,455,158
	Liabilities in Excess of Other Assets — (0.9%)	(1,249,298)
	Net Assets — 100.0%	$140,205,860
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2023 was $954,140.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2023.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$137,468,653	$—	$—	$137,468,653
Short-Term Investment Funds	3,986,505	—	—	3,986,505
Total	$141,455,158	$—	$—	$141,455,158
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Mid Cap Growth Fund – June 30, 2023 (Unaudited)
Shares		Market Value
	Common Stocks — 99.8%
	Information Technology — 23.4%
95,973	Arista Networks, Inc.*	$ 15,553,384
93,353	CDW Corp.	17,130,275
27,529	Fair Isaac Corp.*	22,276,742
436,217	Fortinet, Inc.*	32,973,643
43,489	HubSpot, Inc.*	23,140,062
186,373	Marvell Technology, Inc.	11,141,378
253,115	Microchip Technology, Inc.	22,676,573
47,872	MongoDB, Inc.*	19,674,913
251,354	NetApp, Inc.	19,203,446
80,347	Nice Ltd. (Israel) ADR*	16,591,655
117,703	Palo Alto Networks, Inc.*	30,074,294
209,718	Splunk, Inc.*	22,248,983
115,239	Zscaler, Inc.*	16,859,466
		269,544,814
	Industrials — 21.5%
152,222	AMETEK, Inc.	24,641,697
142,164	Builders FirstSource, Inc.*	19,334,304
276,931	Ceridian HCM Holding, Inc.*	18,546,069
221,334	Copart, Inc. *	20,187,874
362,479	Genpact Ltd.	13,618,336
113,192	JB Hunt Transport Services, Inc.	20,491,148
100,185	Rockwell Automation, Inc.	33,005,948
41,658	TransDigm Group, Inc.	37,249,334
122,844	Waste Connections, Inc.	17,558,093
59,465	Watsco, Inc.	22,684,114
111,660	WESCO International, Inc.	19,993,840
		247,310,757
	Health Care — 20.0%
56,704	Align Technology, Inc.*	20,052,803
251,142	Ascendis Pharma A/S (Denmark) ADR*	22,414,423
814,528	Avantor, Inc.*	16,730,405
194,277	Bio-Techne Corp.	15,858,832
56,112	Cooper Cos., Inc. (The)	21,515,024
210,429	DexCom, Inc.*	27,042,231
149,725	ICON PLC (Ireland)*	37,461,195
40,696	IDEXX Laboratories, Inc.*	20,438,752
64,826	Insulet Corp.*	18,691,929
106,550	Legend Biotech Corp. ADR*	7,355,146
77,103	Masimo Corp.*	12,687,299
89,358	Sarepta Therapeutics, Inc.*	10,233,278
		230,481,317
	Consumer Discretionary — 11.6%
156,907	Aptiv PLC*	16,018,636
13,837	Chipotle Mexican Grill, Inc.*	29,597,343
121,719	Etsy, Inc.*	10,298,645
163,841	Hilton Worldwide Holdings, Inc.	23,847,057
49,307	Lululemon Athletica, Inc.*	18,662,699
469,460	Tapestry, Inc.	20,092,888
61,224	Vail Resorts, Inc.	15,413,754
		133,931,022
	Financials — 10.5%
251,084	American International Group, Inc.	14,447,374
243,506	Ares Management Corp. - Class A	23,461,803
85,839	Arthur J Gallagher & Co.	18,847,669
Shares		Market Value

	Financials — (Continued)
184,352	Global Payments, Inc.	$ 18,162,359
86,481	LPL Financial Holdings, Inc.	18,803,564
57,859	MSCI, Inc.	27,152,650
		120,875,419
	Materials — 3.5%
152,713	Celanese Corp.	17,684,166
102,839	Vulcan Materials Co.	23,184,024
		40,868,190
	Real Estate — 3.0%
253,603	CoStar Group, Inc.*	22,570,667
49,835	Essex Property Trust, Inc. REIT	11,676,340
		34,247,007
	Energy — 2.7%
485,716	Devon Energy Corp.	23,479,511
249,438	Halliburton Co.	8,228,960
		31,708,471
	Consumer Staples — 2.5%
117,034	Constellation Brands, Inc. - Class A	28,805,578
	Communication Services — 1.1%
137,105	Live Nation Entertainment, Inc.*	12,491,637
	Total Common Stocks	$1,150,264,212
	Short-Term Investment Fund — 0.3%
3,236,184	Dreyfus Government Cash Management, Institutional Shares, 5.00%∞Ω	3,236,184
	Total Investment Securities—100.1% (Cost $903,830,742)	$1,153,500,396
	Liabilities in Excess of Other Assets — (0.1%)	(1,540,262)
	Net Assets — 100.0%	$1,151,960,134
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2023.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,150,264,212	$—	$—	$1,150,264,212
Short-Term Investment Fund	3,236,184	—	—	3,236,184
Total	$1,153,500,396	$—	$—	$1,153,500,396
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Non-US ESG Equity Fund – June 30, 2023 (Unaudited)
Shares		Market Value
	Common Stocks — 97.2%
	United Kingdom — 17.8%
	Energy — 3.8%
354,135	Shell PLC ADR	$ 21,382,671
	Financials — 6.3%
34,450,881	Lloyds Banking Group PLC	19,097,800
156,740	London Stock Exchange Group PLC	16,682,371
	Industrials — 7.7%
141,295	Ashtead Group PLC	9,796,110
501,514	RELX PLC	16,730,871
2,132,846	Rentokil Initial PLC	16,676,103
	Total United Kingdom	100,365,926
	Japan — 17.0%
	Communication Services — 3.1%
378,400	Nintendo Co. Ltd.	17,250,624
	Consumer Discretionary — 6.4%
186,600	Denso Corp.	12,586,569
262,200	Sony Group Corp.	23,668,849
	Industrials — 4.5%
331,300	Hitachi Ltd.	20,599,077
334,300	Kubota Corp.	4,893,777
	Information Technology — 3.0%
115,800	Tokyo Electron Ltd.	16,678,499
	Total Japan	95,677,395
	France — 15.0%
	Energy — 2.0%
193,089	TotalEnergies SE ADR	11,129,650
	Financials — 2.2%
197,513	BNP Paribas SA	12,464,247
	Industrials — 7.1%
299,580	Cie de Saint-Gobain	18,240,347
120,584	Schneider Electric SE	21,907,305
	Materials — 3.7%
115,866	Air Liquide SA	20,778,838
	Total France	84,520,387
	Sweden — 7.4%
	Financials — 5.6%
1,666,385	Svenska Handelsbanken AB - Class A	13,951,393
1,049,491	Swedbank AB - Class A	17,711,340
	Industrials — 1.8%
529,483	Epiroc AB - Class A	10,029,391
	Total Sweden	41,692,124
	Germany — 6.0%
	Communication Services — 2.5%
649,213	Deutsche Telekom AG	14,164,865
	Industrials — 3.5%
406,235	DHL Group	19,849,558
	Total Germany	34,014,423
	Switzerland — 5.3%
	Health Care — 2.4%
44,839	Roche Holding AG	13,696,972
	Industrials — 2.9%
413,052	ABB Ltd. ADR†	16,212,291
	Total Switzerland	29,909,263
Shares		Market Value

	Taiwan — 3.8%
	Information Technology — 3.8%
213,000	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	$ 21,495,960
	India — 3.8%
	Financials — 3.8%
927,650	ICICI Bank Ltd. ADR	21,410,162
	Singapore — 3.6%
	Financials — 2.7%
1,672,600	Oversea-Chinese Banking Corp. Ltd.	15,215,623
	Real Estate — 0.9%
3,487,200	CapitaLand Integrated Commercial Trust REIT	4,941,845
	Total Singapore	20,157,468
	South Korea — 3.4%
	Communication Services — 2.7%
431,999	KT Corp. ADR†	4,881,589
452,638	KT Corp.	10,246,316
	Information Technology — 0.7%
7,642	Samsung SDI Co. Ltd.	3,902,269
	Total South Korea	19,030,174
	Spain — 2.8%
	Consumer Discretionary — 2.8%
209,270	Amadeus IT Group SA*	15,935,992
	Netherlands — 2.2%
	Health Care — 2.2%
565,694	Koninklijke Philips NV*	12,257,265
	Canada — 2.0%
	Financials — 0.9%
32,334	Intact Financial Corp.	4,992,336
	Industrials — 1.1%
133,057	ATS Corp.*	6,121,777
	Total Canada	11,114,113
	Ireland — 1.9%
	Industrials — 1.9%
167,661	AerCap Holdings N.V.*	10,649,827
	Hong Kong — 1.9%
	Financials — 1.9%
1,025,800	AIA Group Ltd.	10,418,537
	Denmark — 1.4%
	Industrials — 1.4%
299,127	Vestas Wind Systems A/S*	7,952,987
	United States — 1.0%
	Financials — 0.2%
4,577	Visa, Inc. - Class A	1,086,946
	Information Technology — 0.8%
13,562	Microsoft Corp.	4,618,403
	Total United States	5,705,349
	Thailand — 0.9%
	Industrials — 0.9%
2,342,300	Airports of Thailand PCL*	4,759,945
	Total Common Stocks	$547,067,297

Touchstone Non-US ESG Equity Fund (Unaudited) (Continued)
Shares		Market Value
	Preferred Stocks — 2.2%
	Germany — 2.2%
	Consumer Discretionary — 2.2%
94,728	Volkswagen AG, 7.180%(A)	$ 12,738,329
	Short-Term Investment Funds — 1.7%
3,660,297	Dreyfus Government Cash Management, Institutional Shares, 5.00%∞Ω	3,660,297
5,545,721	Invesco Government & Agency Portfolio, Institutional Class, 5.05%∞Ω**	5,545,721
	Total Short-Term Investment Funds	$9,206,018
	Total Investment Securities — 101.1% (Cost $481,500,481)	$569,011,644
	Liabilities in Excess of Other Assets — (1.1)%	(5,987,790)
	Net Assets — 100.0%	$563,023,854
(A)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2023 was $5,393,255.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2023.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PCL – Public Company Limited
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
United Kingdom	$21,382,671	$78,983,255	$—	$100,365,926
Japan	—	95,677,395	—	95,677,395
France	11,129,650	73,390,737	—	84,520,387
Sweden	—	41,692,124	—	41,692,124
Germany	—	34,014,423	—	34,014,423
Switzerland	16,212,291	13,696,972	—	29,909,263
Taiwan	21,495,960	—	—	21,495,960
India	21,410,162	—	—	21,410,162
Singapore	—	20,157,468	—	20,157,468
South Korea	4,881,589	14,148,585	—	19,030,174
Spain	—	15,935,992	—	15,935,992
Netherlands	—	12,257,265	—	12,257,265
Canada	11,114,113	—	—	11,114,113
Ireland	10,649,827	—	—	10,649,827
Hong Kong	—	10,418,537	—	10,418,537
Denmark	—	7,952,987	—	7,952,987
United States	5,705,349	—	—	5,705,349
Thailand	—	4,759,945	—	4,759,945
Preferred Stocks	—	12,738,329	—	12,738,329
Short-Term Investment Funds	9,206,018	—	—	9,206,018
Total	$133,187,630	$435,824,014	$—	$569,011,644
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Sands Capital Emerging Markets Growth Fund – June 30, 2023 (Unaudited)
Shares		Market Value
	Common Stocks — 95.7%
	India — 32.7%
	Consumer Discretionary — 5.2%
7,175,580	Jubilant Foodworks Ltd.	$ 43,957,400
2,112,581	Titan Co. Ltd.	78,660,868
	Consumer Staples — 4.1%
1,562,169	Britannia Industries Ltd.	95,788,415
	Energy — 2.7%
2,004,076	Reliance Industries Ltd.	62,469,229
	Financials — 13.4%
1,436,782	Bajaj Finance Ltd.	125,842,046
8,417,452	Bandhan Bank Ltd., 144a*	24,906,110
5,053,559	HDFC Bank Ltd.	104,875,585
8,219,321	ICICI Prudential Life Insurance Co. Ltd., 144a	57,466,736
	Health Care — 4.3%
1,613,811	Apollo Hospitals Enterprise Ltd.	100,455,227
	Information Technology — 0.8%
485,443	Tata Consultancy Services Ltd.	19,615,464
	Materials — 2.2%
1,233,876	Asian Paints Ltd.	50,667,720
	Total India	764,704,800
	Brazil — 19.0%
	Consumer Discretionary — 6.7%
131,747	MercadoLibre, Inc.*	156,067,496
	Consumer Staples — 2.5%
9,439,456	Raia Drogasil SA	58,215,433
	Financials — 6.3%
9,827,691	NU Holdings Ltd. - Class A*	77,540,482
2,960,413	XP, Inc. - Class A*	69,451,289
	Industrials — 3.5%
4,141,115	Localiza Rent a Car SA	59,234,152
2,923,500	WEG SA	23,091,510
	Total Brazil	443,600,362
	China — 15.4%
	Communication Services — 4.7%
1,496,754	Kanzhun Ltd. ADR*	22,526,148
2,049,642	Tencent Holdings Ltd.	86,907,237
	Consumer Discretionary — 5.6%
3,501,074	Alibaba Group Holding Ltd.*	36,445,588
6,506,723	ANTA Sports Products Ltd.	66,862,593
12,800,000	Haidilao International Holding Ltd., 144a	28,306,058
	Consumer Staples — 2.5%
7,340,767	Foshan Haitian Flavouring & Food Co. Ltd. - Class A	47,428,866
1,653,469	JD Health International, Inc., 144a*	10,502,576
	Health Care — 2.0%
4,312,142	Hangzhou Tigermed Consulting Co. Ltd. Class H, 144a	24,640,085
4,534,010	Wuxi Biologics Cayman, Inc., 144a*	21,790,697
	Industrials — 0.6%
478,294	Contemporary Amperex Technology Co. Ltd. - Class A	15,112,293
	Total China	360,522,141
	Taiwan — 5.9%
	Information Technology — 5.9%
1,374,366	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	138,701,017
Shares		Market Value

	Hong Kong — 3.7%
	Financials — 3.7%
8,471,131	AIA Group Ltd.	$ 86,037,039
	Singapore — 3.6%
	Communication Services — 3.6%
1,452,552	Sea Ltd. ADR*	84,306,118
	South Korea — 3.2%
	Communication Services — 0.6%
93,068	NAVER Corp.	13,028,113
	Consumer Discretionary — 1.5%
2,054,719	Coupang, Inc.*	35,752,111
	Information Technology — 1.1%
52,198	Samsung SDI Co. Ltd.	26,654,101
	Total South Korea	75,434,325
	Indonesia — 3.2%
	Financials — 3.2%
121,454,000	Bank Central Asia Tbk PT	74,487,551
	United States — 2.8%
	Information Technology — 2.8%
101,953	Lam Research Corp.	65,541,506
	Argentina — 2.7%
	Information Technology — 2.7%
345,471	Globant SA*	62,088,048
	Poland — 1.8%
	Consumer Staples — 1.8%
348,741	Dino Polska SA, 144a*	40,744,614
	Kazakhstan — 1.7%
	Financials — 1.7%
502,102	Kaspi.KZ JSC GDR	39,967,319
	Total Common Stocks	$2,236,134,840
	Short-Term Investment Fund — 4.7%
110,490,428	Dreyfus Government Cash Management, Institutional Shares, 5.00%∞Ω	110,490,428
	Total Investment Securities — 100.4% (Cost $1,944,856,972)	$2,346,625,268
	Liabilities in Excess of Other Assets — (0.4)%	(8,971,852)
	Net Assets — 100.0%	$2,337,653,416
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2023.
Portfolio Abbreviations:
ADR – American Depositary Receipt
GDR – Global Depositary Receipt
JSC – Joint Stock Company
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, these securities were valued at $208,356,876 or 8.9% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone Sands Capital Emerging Markets Growth Fund (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
India	$—	$764,704,800	$—	$764,704,800
Brazil	443,600,362	—	—	443,600,362
China	22,526,148	337,995,993	—	360,522,141
Taiwan	138,701,017	—	—	138,701,017
Hong Kong	—	86,037,039	—	86,037,039
Singapore	84,306,118	—	—	84,306,118
South Korea	35,752,111	39,682,214	—	75,434,325
Indonesia	—	74,487,551	—	74,487,551
United States	65,541,506	—	—	65,541,506
Argentina	62,088,048	—	—	62,088,048
Poland	—	40,744,614	—	40,744,614
Kazakhstan	39,967,319	—	—	39,967,319
Short-Term Investment Fund	110,490,428	—	—	110,490,428
Total	$1,002,973,057	$1,343,652,211	$—	$2,346,625,268
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Strategic Income Opportunities Fund – June 30, 2023 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 46.6%
	Financials — 10.3%
$ 1,847,000	Allstate Corp. (The), Ser B, 5.750%, 8/15/53	$ 1,817,576
1,657,000	Bank of Nova Scotia (The) (Canada), 3.625%, 10/27/81	1,171,253
1,971,000	Barclays PLC (United Kingdom), 2.894%, 11/24/32	1,551,156
818,000	Charles Schwab Corp. (The), Ser H, 4.000%(A)	596,936
1,421,000	Citigroup, Inc., Ser W, 4.000%(A)	1,213,179
1,656,000	Corestates Capital III, 144a, (3M LIBOR +0.570%), 5.891%, 2/15/27(B)	1,519,685
860,000	Credit Acceptance Corp., 6.625%, 3/15/26	826,483
1,199,000	First Maryland Capital II, (3M LIBOR +0.850%), 6.149%, 2/1/27(B)	1,087,694
343,000	FirstCash, Inc., 144a, 4.625%, 9/1/28	305,997
675,000	goeasy Ltd. (Canada), 144a, 5.375%, 12/1/24	654,814
1,930,000	Golub Capital BDC, Inc., 2.050%, 2/15/27	1,614,165
634,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.250%, 5/15/27	544,780
1,420,000	Morgan Stanley, 5.297%, 4/20/37	1,342,998
1,882,000	PNC Capital Trust, (3M LIBOR +0.570%), 6.066%, 6/1/28(B)	1,694,053
1,363,000	Prudential Financial, Inc., 5.125%, 3/1/52	1,230,612
890,000	Sabra Health Care LP REIT, 3.900%, 10/15/29	724,802
1,824,000	Sixth Street Specialty Lending, Inc., 2.500%, 8/1/26	1,595,837
542,000	Springleaf Finance Corp., 6.875%, 3/15/25	536,718
1,824,000	Truist Bank, Ser A, (3M LIBOR +0.670%), 5.990%, 5/15/27(B)	1,656,818
		21,685,556
	Consumer Discretionary — 6.5%
1,895,000	Brunswick Corp., 4.400%, 9/15/32	1,654,830
633,000	Carriage Services, Inc., 144a, 4.250%, 5/15/29	544,823
315,000	Ford Motor Co., 4.750%, 1/15/43	242,218
460,000	Ford Motor Credit Co. LLC, 4.125%, 8/17/27	419,768
810,000	Forestar Group, Inc., 144a, 3.850%, 5/15/26	744,277
730,000	GEMS MENASA Cayman Ltd. / GEMS Education Delaware LLC (United Arab Emirates), 7.125%, 7/31/26	706,272
2,794,000	General Motors Financial Co., Inc., 3.100%, 1/12/32	2,258,851
1,665,000	GENM Capital Labuan Ltd. (Malaysia), 144a, 3.882%, 4/19/31	1,345,827
757,000	MGM China Holdings Ltd. (Macao), 144a, 5.375%, 5/15/24	745,092
628,000	Royal Caribbean Cruises Ltd., 144a, 5.375%, 7/15/27	587,024
660,000	Speedway Motorsports LLC / Speedway Funding II, Inc., 144a, 4.875%, 11/1/27	608,951
1,629,000	Toll Brothers Finance Corp., 3.800%, 11/1/29	1,458,564
355,000	Warnermedia Holdings, Inc., 4.279%, 3/15/32	314,892
1,636,000	Warnermedia Holdings, Inc., 5.141%, 3/15/52	1,330,416
661,000	Wynn Macau Ltd. (Macao), 144a, 4.875%, 10/1/24	644,475
		13,606,280
	Energy — 5.6%
1,000,000	Aker BP ASA (Norway), 144a, 6.000%, 6/13/33	999,021
624,000	Baytex Energy Corp. (Canada), 144a, 8.500%, 4/30/30	609,367
616,000	Callon Petroleum Co., 6.375%, 7/1/26	599,613
1,222,000	Cenovus Energy, Inc. (Canada), 5.250%, 6/15/37	1,123,949
735,000	CQP Holdco LP / BIP-V Chinook Holdco LLC, 144a, 5.500%, 6/15/31	655,496
630,000	Ecopetrol SA (Colombia), 8.625%, 1/19/29	631,449
171,000	Genesis Energy LP / Genesis Energy Finance Corp., 6.500%, 10/1/25	168,301
201,000	Genesis Energy LP / Genesis Energy Finance Corp., 8.000%, 1/15/27	196,009
149,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 5.750%, 2/1/29	134,914
Principal Amount		Market Value

	Energy — (Continued)
$ 433,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 6.000%, 2/1/31	$ 385,935
1,086,067	MC Brazil Downstream Trading SARL (Brazil), 144a, 7.250%, 6/30/31	733,163
405,000	Mesquite Energy, Inc., 7.250%, 2/15/24	6,075
853,000	Midwest Connector Capital Co. LLC, 144a, 4.625%, 4/1/29	779,158
1,605,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	1,710,087
784,000	Parkland Corp. (Canada), 144a, 4.500%, 10/1/29	679,024
350,000	Petroleos Mexicanos (Mexico), 6.375%, 1/23/45	214,960
750,000	Petroleos Mexicanos (Mexico), 6.625%, 6/15/35	523,140
804,000	Plains All American Pipeline LP, (3M LIBOR +4.110%), 9.431%(A)(B)	715,663
635,000	Precision Drilling Corp. (Canada), 144a, 6.875%, 1/15/29	573,507
363,321	YPF SA (Argentina), 9.000%, 2/12/26	360,751
		11,799,582
	Industrials — 5.4%
345,000	Adani Ports & Special Economic Zone Ltd. (India), 3.375%, 7/24/24	329,446
127,000	American Axle & Manufacturing, Inc., 6.500%, 4/1/27	120,494
726,000	Amsted Industries, Inc., 144a, 4.625%, 5/15/30	647,490
773,000	Boeing Co. (The), 5.805%, 5/1/50	767,261
948,000	Canpack SA / Canpack US LLC (Poland), 144a, 3.125%, 11/1/25	867,287
1,190,000	Cemex SAB de CV (Mexico), 144a, 5.125%(A)	1,059,034
686,000	Cimpress PLC (Ireland), 7.000%, 6/15/26	622,545
635,000	Fortress Transportation & Infrastructure Investors LLC, 144a, 6.500%, 10/1/25	625,573
2,046,000	Mohawk Industries, Inc., 3.625%, 5/15/30	1,845,991
659,000	Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer LLC, 144a, 4.000%, 10/15/27	582,639
869,000	Stericycle, Inc., 144a, 3.875%, 1/15/29	771,585
812,000	TK Elevator Holdco GmbH (Germany), 144a, 7.625%, 7/15/28	736,932
813,000	TransDigm, Inc., 144a, 6.250%, 3/15/26	808,978
1,716,000	Weir Group PLC (The) (United Kingdom), 144a, 2.200%, 5/13/26	1,535,340
		11,320,595
	Utilities — 5.2%
1,636,000	CMS Energy Corp., 4.750%, 6/1/50	1,410,559
1,155,000	Edison International, 4.125%, 3/15/28	1,077,513
1,075,000	Edison International, Ser B, 5.000%(A)	928,692
600,000	Eskom Holdings SOC Ltd. (South Africa), 144a, 8.450%, 8/10/28	568,500
554,000	FirstEnergy Transmission LLC, 144a, 5.450%, 7/15/44	511,600
1,750,000	Minejesa Capital BV (Indonesia), 4.625%, 8/10/30	1,566,614
1,395,000	NextEra Energy Capital Holdings, Inc., (3M LIBOR +2.125%), 7.677%, 6/15/67(B)	1,224,995
1,155,000	Pacific Gas & Electric Co., 2.500%, 2/1/31	902,930
1,110,000	PPL Capital Funding, Inc., Ser A, (3M LIBOR +2.665%), 8.203%, 3/30/67(B)	979,576
2,049,000	WEC Energy Group, Inc., (3M LIBOR +2.112%), 7.433%, 5/15/67(B)	1,724,274
		10,895,253
	Communication Services — 4.0%
630,000	Arches Buyer, Inc., 144a, 4.250%, 6/1/28	548,509
473,000	Belo Corp., 7.750%, 6/1/27	468,270
900,000	Block Communications, Inc., 144a, 4.875%, 3/1/28	744,750
1,023,000	British Telecommunications PLC (United Kingdom), 5.125%, 12/4/28	1,005,626

Touchstone Strategic Income Opportunities Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 46.6% (Continued)
	Communication Services — (Continued)
$ 809,000	British Telecommunications PLC (United Kingdom), 144a, 3.250%, 11/8/29	$ 709,152
808,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.250%, 2/1/31	654,728
1,417,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	1,333,454
1,038,000	CSC Holdings LLC, 144a, 4.625%, 12/1/30	461,880
1,056,000	Gray Escrow II, Inc., 144a, 5.375%, 11/15/31	700,151
1,279,000	Paramount Global, 4.200%, 5/19/32	1,071,243
814,000	Stagwell Global, 144a, 5.625%, 8/15/29	696,566
		8,394,329
	Consumer Staples — 2.7%
950,000	Coruripe Netherlands BV (Brazil), 144a, 10.000%, 2/10/27	597,740
1,319,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 144a, 6.500%, 12/1/52	1,250,503
1,376,000	Philip Morris International, Inc., 5.375%, 2/15/33	1,372,422
1,002,000	QVC, Inc., 4.375%, 9/1/28	575,919
632,000	Turning Point Brands, Inc., 144a, 5.625%, 2/15/26	576,757
1,500,000	Ulker Biskuvi Sanayi AS (Turkey), 144a, 6.950%, 10/30/25	1,342,860
		5,716,201
	Real Estate — 2.4%
860,000	Iron Mountain, Inc. REIT, 144a, 4.875%, 9/15/27	812,761
192,000	Kilroy Realty LP REIT, 2.500%, 11/15/32	132,962
669,000	Kilroy Realty LP REIT, 2.650%, 11/15/33	453,492
725,000	Kilroy Realty LP REIT, 3.050%, 2/15/30	566,736
647,000	RHP Hotel Properties LP / RHP Finance Corp. REIT, 144a, 4.500%, 2/15/29	572,595
1,024,000	SBA Tower Trust REIT, 144a, 6.599%, 1/15/28	1,040,106
2,068,000	STORE Capital Corp. REIT, 2.750%, 11/18/30	1,493,605
		5,072,257
	Health Care — 1.9%
1,259,000	CVS Health Corp., 5.050%, 3/25/48	1,158,542
860,000	Medline Borrower LP, 144a, 3.875%, 4/1/29	745,220
862,000	MEDNAX, Inc., 144a, 5.375%, 2/15/30†	793,040
1,470,000	Viatris, Inc., 2.700%, 6/22/30	1,188,884
		3,885,686
	Information Technology — 1.4%
594,000	Clarivate Science Holdings Corp., 144a, 4.875%, 7/1/29	526,941
1,326,000	Micron Technology, Inc., 2.703%, 4/15/32	1,044,891
586,000	Micron Technology, Inc., 6.750%, 11/1/29	608,810
806,000	Xerox Holdings Corp., 144a, 5.000%, 8/15/25	760,845
		2,941,487
	Materials — 1.2%
693,000	Braskem Idesa SAPI (Mexico), 144a, 6.990%, 2/20/32	448,872
723,000	Braskem Netherlands Finance BV (Brazil), 144a, 5.875%, 1/31/50	584,080
1,502,000	Celanese US Holdings LLC, 6.165%, 7/15/27	1,496,915
		2,529,867
	Total Corporate Bonds	$97,847,093
	U.S. Treasury Obligations — 22.1%
9,110,000	U.S. Treasury Bond, 2.375%, 2/15/42	7,080,178
5,440,000	U.S. Treasury Bond, 4.000%, 11/15/52	5,578,550
11,686,370	U.S. Treasury Inflation Indexed Note, 1.125%, 1/15/33	11,183,650
Principal Amount		Market Value
	U.S. Treasury Obligations — 22.1% (Continued)
$23,357,821	U.S. Treasury Inflation Indexed Note, 1.250%, 4/15/28	$ 22,584,778
15,000	U.S. Treasury Note, 3.500%, 2/15/33	14,604
	Total U.S. Treasury Obligations	$46,441,760
	Asset-Backed Securities — 13.4%
2,000,000	AB BSL CLO 3, Ltd. (Cayman Islands), Ser 2021-3A, Class D, 144a, (3M LIBOR +3.200%), 8.450%, 10/20/34(B)	1,813,782
2,567,500	AB Issuer LLC, Ser 2021-1, Class A2, 144a, 3.734%, 7/30/51	2,111,093
2,250,000	Birch Grove CLO 2, Ltd. (Cayman Islands), Ser 2021-2A, Class C, 144a, (3M LIBOR +2.250%), 7.515%, 10/19/34(B)	2,157,896
2,646,000	Hardee's Funding LLC, Ser 2021-1A, Class A2, 144a, 2.865%, 6/20/51	2,108,417
2,100,000	Medalist Partners Corporate Finance CLO VI, Ltd. (Cayman Islands), Ser 2020-1A, Class B, 144a, (3M LIBOR +2.700%), 7.960%, 4/17/33(B)	2,015,063
3,750,000	Mill City Mortgage Loan Trust, Ser 2017-2, Class B2, 144a, 4.183%, 7/25/59(B)(C)	3,122,154
2,548,000	Neighborly Issuer LLC, Ser 2021-1A, Class A2, 144a, 3.584%, 4/30/51	2,125,909
2,250,000	New Mountain CLO 3, Ltd. (Cayman Islands), Ser CLO-3A, Class C, 144a, (3M LIBOR +2.100%), 7.350%, 10/20/34(B)	2,152,584
2,250,000	Palmer Square CLO, Ltd. (Cayman Islands), Ser 2021-4A, Class D, 144a, (3M LIBOR +2.950%), 8.210%, 10/15/34(B)	2,088,988
3,717,000	STWD, Ltd. (Cayman Islands), Ser 2021-FL2, Class D, 144a, (1M LIBOR +2.800%), 7.958%, 4/18/38(B)	3,175,335
3,300,000	TRTX Issuer, Ltd. (Cayman Islands), Ser 2019-FL3, Class C, 144a, (SOFR30A +2.214%), 7.316%, 10/15/34(B)	3,135,042
2,250,000	Whitebox CLO I, Ltd. (Cayman Islands), Ser 2019-1A, Class BR, 144a, (3M LIBOR +2.050%), 7.323%, 7/24/32(B)	2,172,895
	Total Asset-Backed Securities	$28,179,158
Shares
	Common Stocks — 5.4%
	Financials — 1.5%
25,150	Bank of America Corp.	721,554
2,465	Goldman Sachs Group, Inc. (The)	795,061
44	Hi-Crush, Inc.(D)*	1,624,729
		3,141,344
	Information Technology — 0.9%
6,349	International Business Machines Corp.	849,560
5,215	Texas Instruments, Inc.	938,804
		1,788,364
	Industrials — 0.8%
1,850	Lockheed Martin Corp.	851,703
8,825	Raytheon Technologies Corp.	864,497
		1,716,200
	Materials — 0.7%
39,560	Covia*	501,106
12,120	DuPont de Nemours, Inc.	865,853
		1,366,959
	Health Care — 0.4%
5,552	Johnson & Johnson	918,967
	Consumer Staples — 0.4%
8,861	Philip Morris International, Inc.	865,011

Touchstone Strategic Income Opportunities Fund (Unaudited) (Continued)
Shares		MarketValue
	Common Stocks — 5.4% (Continued)
	Energy — 0.4%
8,050	Exxon Mobil Corp.	$ 863,362
	Communication Services — 0.3%
41,944	AT&T, Inc.	669,007
	Total Common Stocks	$11,329,214
Principal Amount
	Commercial Mortgage-Backed Securities — 3.5%
$ 2,700,000	BX Commercial Mortgage Trust, Ser 2020-VIV2, Class C, 144a, 3.660%, 3/9/44(B)(C)	2,201,951
5,000,000	CGMS Commercial Mortgage Trust, Ser 2017-B1, Class D, 144a, 3.000%, 8/15/50	3,050,970
2,202,000	GS Mortgage Securities Corp. Trust, Ser 2017-SLP, Class E, 144a, 4.744%, 10/10/32(B)(C)	2,056,005
	Total Commercial Mortgage-Backed Securities	$7,308,926
	Non-Agency Collateralized Mortgage Obligations — 3.2%
1,405,000	Connecticut Avenue Securities Trust, Ser 2022-R04, Class 1M2, 144a, (SOFR30A +3.100%), 8.167%, 3/25/42(B)	1,418,868
3,250,000	Freddie Mac STACR REMIC Trust, Ser 2022-DNA3, Class M1B, 144a, (SOFR30A +2.900%), 7.967%, 4/25/42(B)	3,244,930
2,375,000	Towd Point Mortgage Trust, Ser 2015-2, Class 1B3, 144a, 3.575%, 11/25/60(B)(C)	1,993,124
	Total Non-Agency Collateralized Mortgage Obligations	$6,656,922
	Sovereign Government Obligations — 2.9%
850,000	Angolan Government International Bond, 144a, 8.000%, 11/26/29	719,397
697,000	Bahamas Government International Bond, 144a, 6.000%, 11/21/28	555,858
1,350,000	Dominican Republic International Bond, 4.875%, 9/23/32	1,147,352
1,000,000	Egypt Government International Bond, 8.500%, 1/31/47	528,900
705,000	Gabon Government International Bond, 144a, 6.625%, 2/6/31	558,712
1,350,000	Ghana Government International Bond, 144a, 8.627%, 6/16/49	550,452
700,000	Nigeria Government International Bond, 144a, 7.625%, 11/28/47	495,285
650,000	Republic of Uzbekistan International Bond, 144a, 3.700%, 11/25/30	524,804
900,000	Serbia International Bond, 2.125%, 12/1/30	690,422
200,000	Ukraine Government International Bond, 144a, 7.253%, 3/15/35	46,000
1,020,000	Ukraine Government International Bond, 7.253%, 3/15/35	234,600
	Total Sovereign Government Obligations	$6,051,782
	Agency Collateralized Mortgage Obligations — 0.5%
24,359,879	FRESB Mortgage Trust, Ser 2020-SB78, Class X1, 1.246%, 6/25/40(B)(C)(E)	992,034
Number of Rights
Rights — 0.0%
Energy — 0.0%
27,942	Vistra Energy Corp. Tax Return Rights, 12/6/26*	28,864
Shares		MarketValue
	Preferred Stocks — 0.0%
	Financials — 0.0%
95,203	First Republic Bank, Ser K, 4.125%(A)	$ 841
	Short-Term Investment Funds — 1.5%
2,799,618	Dreyfus Government Cash Management, Institutional Shares, 5.00%∞Ω	2,799,618
221,760	Invesco Government & Agency Portfolio, Institutional Class, 5.05%∞Ω**	221,760
	Total Short-Term Investment Funds	$3,021,378
	Total Investment Securities—99.1% (Cost $230,634,919)	$207,857,972
	Other Assets in Excess of Liabilities — 0.9%	1,944,302
	Net Assets — 100.0%	$209,802,274
(A)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
(B)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2023.
(C)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(D)	Level 3- For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
(E)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2023 was $212,520.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2023.
Portfolio Abbreviations:
CLO – Collateralized Loan Obligation
FRESB – Freddie Mac Multifamily Securitization Small Balance Loan
ICE – Intercontinental Exchange, Inc.
LIBOR – London Interbank Offered Rate
LLC – Limited Liability Company
LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
SOC – State-Owned Company
SOFR30A – Secured Overnight Financing Rate 30 Day Average
STACR – Structured Agency Credit Risk
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, these securities were valued at $83,839,165 or 40.0% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone Strategic Income Opportunities Fund (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$97,847,093	$—	$97,847,093
U.S. Treasury Obligations	—	46,441,760	—	46,441,760
Asset-Backed Securities	—	28,179,158	—	28,179,158
Common Stocks	9,203,379	501,106	1,624,729	11,329,214
Commercial Mortgage-Backed Securities	—	7,308,926	—	7,308,926
Non-Agency Collateralized Mortgage Obligations	—	6,656,922	—	6,656,922
Sovereign Government Obligations	—	6,051,782	—	6,051,782
Agency Collateralized Mortgage Obligations	—	992,034	—	992,034
Rights	—	28,864	—	28,864
Preferred Stocks	841	—	—	841
Short-Term Investment Funds	3,021,378	—	—	3,021,378
Total Assets	$12,225,598	$194,007,645	$1,624,729	$207,857,972
Liabilities:
Other Financial Instruments
Swap Agreements
Credit contracts	$—	$(137,340)	$—	$(137,340)
Futures
Interest rate contracts	(610,873)	—	—	(610,873)
Total Liabilities	$(610,873)	$(137,340)	$—	$(748,213)
Total	$11,614,725	$193,870,305	$1,624,729	$207,109,759
Measurements Using Unobservable Inputs (Level 3)
Assets	Common Stocks
Beginning balance, March 31, 2023	$1,662,191
Change in unrealized appreciation (depreciation)	(37,462)
Ending balance, June 30, 2023	$1,624,729
Net Change in Unrealized Appreciation/Depreciation for Investments in Securities still held at June 30, 2023	$(37,462)
Common Stocks	Fair Value	Valuation Technique	Unobservable Input	Value or range of input	Impact to valuation from an increase to the input
Hi-Crush, Inc.	$1,624,729	Market Approach	Transaction Price	$47,500	N/A

Futures Contracts
At June 30, 2023, $252,000 was segregated with the broker as collateral for futures contracts.The Fund had the following futures contracts, brokered by Wells Fargo, open at June 30, 2023:
Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Depreciation
Long Futures:
2-Year U.S. Treasury Note	9/29/2023	210	$42,702,188	$(610,873)
Centrally Cleared Credit Default Swaps on Credit Indices(1)
Counterparty	Termination Date	Notional Amount(2)	Pay Fixed Rate	Clearinghouse	Underlying Bond	Value(3)	Premiums Paid/ (Received)	Unrealized Depreciation
Buy Protection:
Wells Fargo	6/20/28	$9,345,000	5.000%	ICE	Markit CDX North America High Yield Series 40 5Y Index	$(261,009)	$(123,669)	$(137,340)
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

Touchstone Strategic Income Opportunities Fund (Unaudited) (Continued)
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on the underlying bond serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Notes to Portfolios of Investments
June 30, 2023 (Unaudited)
Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:
•  Level 1 − quoted prices in active markets for identical securities
•  Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 − significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The aggregate value by input level, as of June 30, 2023, for each Fund’s investments, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic, credit quality and/or sector allocation. The Strategic Income Opportunities Fund held Level 3 categorized securities during the period ended June 30, 2023. Refer to the Portfolio of Investments for a reconciliation of Level 3 holdings.
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options and futures are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds and are categorized in Level 1.
Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.
Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:
•  If the value of a security has been materially affected by events occurring before the Funds' pricing time but after the close of the primary markets on which the security is traded.
•  If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation.
•  If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.
•  If the validity of market quotations is not reliable.

Notes to Portfolios of Investments (Unaudited) (Continued)
Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Funds’ Board of Trustees and are generally categorized in Level 3.
Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.
Security transactions—Security transactions are reflected for financial reporting purposes as of the trade date.